Decommissioning obligations (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Detailed Information about Decommissioning Obligations

	Year Ended December 31,
	2019	2018

Opening carrying amount	$131,565	$125,721

Changes in estimates	(32,688)	769

Accretion of present value discount	5,361	5,075

	$104,238	$131,565